Investments (Changes In Allowance For Credit Losses Of AFS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Balance	$ 19	$ 13
Additions for securities for which credit losses were not previously recognized	7	9	$ 42
Additions (reductions) for securities for which credit losses were previously recognized	9	5	(2)
Reductions for securities disposed	(2)	(2)	(15)
Reductions for securities charged-off	(12)	(6)	(12)
Balance	21	19	13
Accrued investment income on fixed maturity AFS securities	1,100	944	1,000
Corporate Bonds [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Balance	17	12
Additions for securities for which credit losses were not previously recognized	4	8	40
Additions (reductions) for securities for which credit losses were previously recognized	2	5	(1)
Reductions for securities disposed	(2)	(2)	(15)
Reductions for securities charged-off	(12)	(6)	(12)
Balance	9	17	12
RMBS [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Balance	1	1
Additions for securities for which credit losses were not previously recognized	3		1
Additions (reductions) for securities for which credit losses were previously recognized	3
Balance	7	1	1
Other Securities [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Balance	1
Additions for securities for which credit losses were not previously recognized		1	1
Additions (reductions) for securities for which credit losses were previously recognized	4		$ (1)
Balance	$ 5	$ 1